Trade and Other Payables - Schedule of Trade and Other Payables (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Non-current
Loans from a related party (Note 20)			RM 1,651,825
Current
Trade payables – third parties	1,332,108	316,535	969,110
Loans from a related party (Note 20)			1,887,800
Amount due to related parties, net (Note 20)	338,786	80,502	128,523
Advances from a related party (Note 20)	5,149,801	1,223,696	5,250,465
Other payables	230,340	54,733	289,091
Provision	48,000	11,406	48,000
Accrued expenses	1,035,151	245,973	3,585,167
Total	8,134,186	1,932,845	12,158,156
Total Trade and other payable	RM 8,134,186	$ 1,932,845	RM 13,809,981